Jul. 05, 2017

Ivy Funds

Supplement dated April 30, 2018 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017, November 17, 2017, November 22, 2017, November 28, 2017, December 29, 2017, January 12, 2018, February 6, 2018, February 26, 2018, April 12, 2018 and April 13, 2018

On November 15, 2017, the Board of Trustees of Ivy Funds (Board) approved changes to the benchmarks for several of the Ivy Funds. Those changes, which are effective immediately, are as follows:

Fund	Current Benchmark(s)	New Benchmark(s)
Ivy Global Equity Income Fund	MSCI World High Dividend Yield Index	FTSE All-World High Dividend Yield Index
Ivy Global Income Allocation Fund	• 60% MSCI World High Dividend Yield Index + 40% Bloomberg Barclays Multiverse Index • MSCI World High Dividend Yield Index • Bloomberg Barclays Multiverse Index	• 60% FTSE All-World High Dividend Yield Index + 40% Bloomberg Barclays Global Credit Index • FTSE All-World High Dividend Yield Index • Bloomberg Barclays Global Credit Index
Ivy Municipal Bond Fund	S&P Municipal Bond Index	Bloomberg Barclays Municipal Bond Index
Ivy Natural Resources Fund	• MSCI ACWI IMI 55% Energy + 45% Materials Index • MSCI ACWI IMI Energy Index • MSCI ACWI IMI Materials Index	S&P North American Natural Resources Sector Index
Ivy Securian Real Estate Securities Fund	Wilshire US Real Estate Securities Index	FTSE Nareit Equity REITs Index

On February 21, 2018, the Board approved a change to the benchmark for Ivy Global Bond Fund. Effective immediately, this Fund’s benchmark will change from the Bloomberg Barclays Multiverse Index to the Bloomberg Barclays Global Credit 1-10 Year Hedged Index.

The 1, 5 and 10 Year (or Life of Class, as applicable) performance information, as applicable, for the New Benchmark indexes as of December 31, 2017, will appear in the next update to the Funds’ prospectus, to be dated July 31, 2018. The Current Benchmark indexes will also be shown in the Funds’ prospectus for a period of one year for comparison purposes. Please visit www.ivyinvestments.com or call 800.777.6472 for additional information.

Effective immediately, the following is inserted as a new paragraph immediately following the first paragraph of the “Principal Investment Strategies” section and the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section for Ivy Science and Technology Fund on pages 175 and 220, respectively:

The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

Effective immediately, the following replaces the last sentence of the second paragraph of the “Principal Investment Strategies” section and the third sentence of the second paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section for Ivy Science and Technology Fund on pages 175 and 220, respectively.

The Fund typically holds a limited number of stocks (generally 40 to 60).

Effective immediately, the following replaces the first sentence of the “Principal Investment Risks — Holdings Risk” section for Ivy Science and Technology Fund on page 176.

The Fund typically holds a limited number of stocks (generally 40 to 60), and the Fund’s portfolio manager also tends to invest a significant portion of the Fund’s total assets in a limited number of stocks.

Effective immediately, the following is inserted immediately following the “Principal Investment Risks — Mid Size Company Risk” section for Ivy Science and Technology Fund on page 177.

■	Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under Federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held more diversified holdings.